Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors, retailers and others	¥ 9,427		¥ 11,017
Professional service fee payables	18,194		15,154
Product warranty	3,208		5,051
Payables on equipment	1,575		7,020
Patent application fee payables			1,508
Accrued liabilities to suppliers	44,140		72,909
Payable related to employees' exercise of share-based awards	3,168		20,509
Payable related to termination of lease contracts			6,191
Others	24,284		22,096
Accrued expenses and other current liabilities	¥ 103,996	$ 14,648	¥ 161,455	[1]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer